LOANS RECEIVABLE - Schedule of Loans Receivable, Current And Non-Current (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans receivable	$ 529,396	$ 476,620
Loans receivable, non-current	6,675	0
Loans receivable, current and non-current	$ 535,696	476,620
Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans receivable		476,620	$ 377,105
Loans receivable, non-current		0	10,259
Loans receivable, current and non-current		$ 476,620	$ 387,364